MFA 2025-NQM5 Trust ABS-15G

Exhibit 99.04 - Schedule 8

Client Name:
Client Project Name:	MFA 2025-NQM5
Start - End Dates:	11/19/2018 - 10/6/2025
Deal Loan Count:	294

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER111	Ownership seasoning does not meet minimum per guidelines	1
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	9
Credit	Terms/Guidelines	CRDTER4643	Borrower does not meet guideline requirements	3
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	3
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	5
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	5
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	4
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	3
Credit	DTI	CRDDTI187	Debt Ratio > 50%	3
Credit	LTV/CLTV	CRDLTV201	LTV > 90%	1
Credit	LTV/CLTV	CRDLTV203	CLTV > 100%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	12
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	4
Credit	LTV/CLTV	CRDLTV3034	CLTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	LTV/CLTV	CRDLTV5736	LTV Exceeds Guideline Requirement by less than 5%	5
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	2
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Insurance	CRDINSR3792	Insurance policy missing Rent Loss/Business Interruption coverage	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	3
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	2
Property Valuations	Property	PRVAPROP241	Property Type unacceptable under guidelines	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3492	TRID - Waiver of TRID waiting period in file	1
Compliance	Documentation	CMPDOC5556	Note P&I doesn't equal Clayton's calculated P&I; payment schedule inaccuracy	1
Total				76

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